Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 01, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below.

We have identified Return on Equity (“ROE”) as our Company-Selected Measure (“CSM”). In our view, ROE represents the most important financial performance measure (not otherwise required to be disclosed in the table) used to link “Compensation Actually Paid” to our NEOs for the 2025 fiscal year to company performance. We chose ROE as our Company-Selected Measure for evaluating pay versus performance because it is a key metric under the performance-based restricted stock grants.

58 | MERCANTILE BANK CORPORATION | 2026 PROXY STATEMENT

Pay Versus Performance Table

							Value of initial fixed $100 investment based on:
(a)	Summary compensation table total for First PEO (1) ($) (b)	Summary compensation table total for Second PEO (1) ($) (b)	Compensation actually paid to First PEO (1) (2) (3) ($) (c)	Compensation actually paid to Second PEO (1) (2) (3) ($) (c)	Average summary compen- sation table for non-PEO named executive officers (1) ($) (d)	Average compens- ation actually paid to non-PEO named executive officers (2) (3) ($) (e)	Total shareholder return (f)	Peer group total shareholder return (4) (g)	Net income (h)	Return on equity
2025	1,769,983		1,191,582		761,848	409,320	212.56	196.00	88,753,000	14.08
2024	598,620	1,181,790	661,266	1,268,502	565,280	622,831	190.32	147.85	79,593,000	14.35
2023	1,477,989	-	1,789,395	-	694,860	812,860	166.90	107.76	82,217,000	17.24
2022	1,430,026	-	1,679,446	-	558,287	605,716	132.66	108.73	61,063,000	14.07
2021	1,208,919	-	2,033,701	-	608,292	1,021,656	133.79	138.33	59,021,000	13.11

(1)

Our PEO in 2021, 2022, and 2023 was Robert B. Kaminski, Jr. Mr. Kaminski continued as our PEO until he retired on June 1, 2024 (“First PEO”). For the remainder of 2024, Raymond E. Reitsma was our PEO (“Second PEO”). For 2025, Raymond E. Reitsma was our PEO.

The non-PEO NEOs for 2024 and 2025 are Charles E. Christmas, Mark S. Augustyn, Scott P. Setlock, and Brett E. Hoover. The non-PEO NEOs for 2023 are Raymond E. Reitsma, Charles E. Christmas, Brett E. Hoover, and Robert T. Worthington. The non-PEO NEOs for 2022, 2021, and 2020 are Raymond E. Reitsma, Charles E. Christmas, Lonna L. Wiersma and Robert T. Worthington. Ms. Wiersma retired on March 4, 2022.

(2)	Compensation Actually Paid amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For each NEO, we have subtracted the totals from the Stock Awards column set forth in the Summary Compensation Table. The equity value adjustments for each applicable year are derived from the following tables.

(4)

The peer group TSR set forth in this table utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

MERCANTILE BANK CORPORATION | 2026 PROXY STATEMENT | 59

Adjustment To PEO Compensation, Footnote
Year	Year-End Fair Value of Equity Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Year-End Fair Value of Equity Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for First PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Second PEO ($)	Total Inclusion of Equity Values for PEO ($)
2025	450,312	-	55,634	-	-	-	28,888	-	37,160	-	571,994
2024	-	-	144,295	102,396	-	-	(22,064)	(15,684)	49,854	35,378	294,175
2023	349,973	-	289,654	-	-	-	17,452	-	56,252	-	713,331
2022	381,873	-	156,752	-	-	-	31,830	-	45,098	-	615,553
2021	351,106	-	802,132	-	-	-	-	-	20,244	-	1,173,482

Our PEO in 2020, 2021, 2022, and 2023 was Robert B. Kaminski, Jr. Mr. Kaminski continued as our PEO until he retired on June 1, 2024 (“First PEO”). For the remainder of 2024, Raymond E. Reitsma was our PEO (“Second PEO”).

Non-PEO NEO Average Total Compensation Amount			$ 761,848	$ 565,280	$ 694,860	$ 558,287	$ 608,292
Non-PEO NEO Average Compensation Actually Paid Amount			$ 409,320	622,831	812,860	605,716	1,021,656
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Year- End Fair Value of Equity Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	160,690	23,365	-	21,849	-	17,274	223,178
2024	-	41,075	-	16,476	-	17,351	74,902
2023	167,294	108,863	-	8,033	-	21,488	305,678
2022	123,089	41,682	-	18,927	(35,626)	17,372	165,444
2021	111,045	402,580	-	-	-	10,024	523,649

60 | MERCANTILE BANK CORPORATION | 2026 PROXY STATEMENT

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to each PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR as well as TSR relative to the KBW Nasdaq Bank Index, over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to each PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the five most recently completed fiscal years.

MERCANTILE BANK CORPORATION | 2026 PROXY STATEMENT | 61

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Other NEO Compensation Actually Paid and Return on Equity (”ROE”)

The following chart sets forth the relationship between Compensation Actually Paid to each PEO, the average of Compensation Actually Paid to our other NEOs, and our ROE during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Performance Measures

The following table presents the financial performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Earnings per share
Level of non-performing assets
Net interest margin
Net revenue
Efficiency ratio
Return on assets
Return on equity

Total Shareholder Return Amount			$ 212.56	190.32	166.9	132.66	133.79
Peer Group Total Shareholder Return Amount			196	147.85	107.76	108.73	138.33
Net Income (Loss)			$ 88,753,000	$ 79,593,000	$ 82,217,000	$ 61,063,000	$ 59,021,000
Company Selected Measure Amount			0.1408	0.1435	0.1724	0.1407	0.1311
PEO Name	Robert B. Kaminski, Jr.	Raymond E. Reitsma	Raymond E. Reitsma		Robert B. Kaminski, Jr.	Robert B. Kaminski, Jr.	Robert B. Kaminski, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name			Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name			Level of non-performing assets
Measure:: 3
Pay vs Performance Disclosure
Name			Net interest margin
Measure:: 4
Pay vs Performance Disclosure
Name			Net revenue
Measure:: 5
Pay vs Performance Disclosure
Name			Efficiency ratio
Measure:: 6
Pay vs Performance Disclosure
Name			Return on assets
Measure:: 7
Pay vs Performance Disclosure
Name			Return on equity
PEO One [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,769,983	$ 598,620	$ 1,477,989	$ 1,430,026	$ 1,208,919
PEO Actually Paid Compensation Amount			1,191,582	661,266	1,789,395	1,679,446	2,033,701
PEO Two [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,181,790	0	0	0
PEO Actually Paid Compensation Amount				1,268,502	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			571,994	294,175	713,331	615,553	1,173,482
PEO | PEO One [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			450,312	0	349,973	381,873	351,106
PEO | PEO One [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,634	144,295	289,654	156,752	802,132
PEO | PEO One [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | PEO One [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,888	(22,064)	17,452	31,830	0
PEO | PEO One [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			37,160	49,854	56,252	45,098	20,244
PEO | PEO Two [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | PEO Two [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	102,396	0	0	0
PEO | PEO Two [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | PEO Two [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(15,684)	0	0	0
PEO | PEO Two [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	35,378	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			223,178	74,902	305,678	165,444	523,649
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			160,690	0	167,294	123,089	111,045
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,365	41,075	108,863	41,682	402,580
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,849	16,476	8,033	18,927	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(35,626)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 17,274	$ 17,351	$ 21,488	$ 17,372	$ 10,024